Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
14.	Related party transactions:

As at and for the year ended December 31, 2025, the Company has the following related party transactions:

	2025	2024	2023
Directors fees	$8,679	$8,510	$7,505
Salaries, wages, consultants and benefits	795,356	535,692	667,229
Selling and marketing	321,001	142,413	70,439
Stock-based compensation (Note 10)	100,520	144,552	188,961
Software technology development (Note 8)	508,813	323,138	248,780
Closing balance for the year	$1,734,369	$1,154,305	$1,182,914

The Company has liabilities of $81,840 (2024 - $66,181) as at December 31, 2025, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the year ended December 31, 2025, the Company granted 913,333 options with an exercise price of CAD$0.25 ($0.18) to current directors and officers of the Company.

During the year ended December 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) per share to current directors and officers of the Company.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.